Short-term Investments	12 Months Ended
Dec. 31, 2022
Short-term Investments
Short-term Investments	3. Short-term investments All GIC’s at December 31, 2021 matured during 2022 and were not reinvested. For December 31, 2021, interest rates ranged from 0.85% to 0.87%.